Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment
Property and Equipment

9.Property and Equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Vehicles	28,591	30,902	4,352
Electronic equipment	5,156	4,951	697
Leasehold improvement	417	417	59
Furniture	459	482	68
Less: Accumulated depreciation	(23,173)	(22,117)	(3,115)
Total property and equipment, net	11,450	14,635	2,061

The Company recorded depreciation expenses of RMB5,233, RMB7,513 and RMB5,316 (US$749) for the years ended December 31, 2021, 2022 and 2023, respectively.